Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098
Telephone (215) 564-8000

J. Stephen Feinour
jfeinourjr@stradley.com
215.564.8521

1933 Act Rule 485(a)(2)
1933 Act File No. 333-96461
1940 Act File No. 811-09813

April 6, 2009

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: UMB Scout Funds
File Nos. 333-96461 and 811-09813

Ladies and Gentlemen:

     Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 18 (the “Amendment”) to the Registration Statement on Form N-1A of UMB Scout Funds (the “Trust”). The Amendment is scheduled to automatically become effective 75 days after this filing (on June 20, 2009).

     The purpose of this Amendment is to register shares of a new series of the Trust: the UMB Scout TrendStar Small Cap Fund. The new fund is being formed to serve as the successor fund to the TrendStar Small-Cap Fund series of TrendStar Investment Trust (an unaffiliated fund). Today, the Trust is also filing a separate Registration Statement on Form N-14 to register shares of the new fund to be issued in connection with the reorganization of the TrendStar fund into the new Scout fund.

     Prior to the effective date of the Amendment, the Trust intends to file amended versions of the prospectuses and statement of additional information for the purposes of: (i) responding to any comments conveyed by the SEC staff; and (ii) updating and/or completing certain other information contained in the prospectuses and the statement of additional information. As noted on the facing sheet, the Amendment relates only to the UMB Scout TrendStar Small Cap Fund, and the Amendment does not affect the prospectuses and statement of additional information of the Trust’s other series.

     Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Michael P. O’Hare (215) 564-8198 in my absence.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esq.